OMB APPROVAL
OMB Number:	3235-0582
Expires:	March 31, 2012
Estimated average burden
hours per response	9.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Bingham McCutchen LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/08 -- 6/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Abbott Laboratories	ABT	002824100	4/24/09

1. Elect 13 directors:  1. R.J. Alpern, 2. R.S. Austin, 3. W.M. Daley, 4. W.J. Farrell, 5. H.L. Fuller, 6. W.A. Osborn, 7. D.A.L. Owen, 8. W.A. Reynolds, 9. R.S. Roberts. 10. S.C. Scott III, 11. W.D. Smithburg, 12. G.F. Tilton and 13. M.D. White

					Issuer	Yes	For	For
				2. Approve the Abbott Laboratories 2009 Incentive Stock Program	Issuer	Yes	Against	Against
				3. Approve the Abbott Laboratories 2009 Employee Stock Purchase Plan for non-U.S. Employees	Issuer	Yes	Against	Against
				4. Ratify Deloitte & Touche LLP as auditors	Issuer	Yes	For	For
				5. Approve shareholder proposal regarding animal testing	Security Holder	Yes	Against	For
				6. Approve shareholder proposal regarding health care principles	Security Holder	Yes	Against	For
				7. Approve shareholder proposal regarding advisory vote	Security Holder	Yes	Against	For

Bank of America Corporation	BAC	060505104	12/5/08

1. Approve the issuance of shares of Bank of America common stock as contemplated by the agreement and plan of merger, dated as of September 15, 2008, by and between Merrill Lynch & Co., Inc. and Bank of America Corporation, as such agreement may be amended from time to time

					Issuer	Yes	For	For
				2. Approve an amendment to the 2003 Key Associate Stock Plan, as amended and restated	Issuer	Yes	For	For

3. Adopt an amendment to the Bank of America amended and restated Certificate of Incorporation to increase the number of authorized shares of Bank of America common stock from 7.5 billion to 10 billion

					Issuer	Yes	For	For

4.  Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the foregoing proposals

					Issuer	Yes	For	For

C. R. Bard, Inc.	BCR	067383109	4/15/09	1. Elect four directors: 1. Marc C. Breslawsky, 2. Herbert L. Henkel, 3. Tommy G. Thompson and 4. Timothy M. Ring	Issuer	Yes	For	For
				2. Approve certain provisions of the Executive Bonus Plan of C. R. Bard, Inc., as amended and restated	Issuer	Yes	For	For
				3. Approve the 2003 Long Term Incentive Plan of C. R. Bard, Inc. as amended and restated	Issuer	Yes	Against	Against
				4. Ratify the appointment of KPMG LLP as independent registered public accounting firm for the year 2009	Issuer	Yes	For	For

Baxter International, Inc.	BAX	071813109	5/5/09	1. Elect four directors: A. Walter E. Boomer, B. James R. Gavin III, M.D., PH.D., C. Peter S. Hellman and D. K.J. Storm	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Baxter in 2009	Issuer	Yes	For	For
				3. Shareholder proposal relating to animal testing	Security Holder	Yes	Against	For

Becton, Dickinson and Company	BDX	075887109	2/3/09	1. Elect four directors: 1. C.M. Fraser-Liggett, 2. E.J. Ludwig, 3. W.J. Overlock, Jr., and 4. B.L. Scott	Issuer	Yes	For	For
				2. Ratify the selection of the independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve amendment to BD's Restated Certificate of Incorporation	Issuer	Yes	For	For
				4. Approve amendment to the 2004 Employee and Director Equity-based Compensation Plan	Issuer	Yes	For	For
				5. Approve material terms of performance goals	Issuer	Yes	For	For
				6. Approve shareholder proposal relating to special shareholder meetings	Security Holder	Yes	Against	For
				7. Approve shareholder proposal relating to cumulative voting	Security Holder	Yes	Against	For

Best Buy Co., Inc.	BBY	086516101	6/24/09	1. Elect eight directors: 1. Ronald James, 2. Elliot S. Kaplan, 3. Sanjay Khosla, 4. George L. Mikan III, 5. Matthew H. Paull, 6. Richard M. Schulze, 7. Hatim A. Tyabji and 8. Gerard R. Vittecoq	Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year that began on March 1, 2009	Issuer	Yes	For	For
				3. Approve an amendments to the 2004 Omnibus Stock and Incentive Plan	Issuer	Yes	Against	Against
				4. Approve amendment to Article IX of Amended and Restated Articles of Incorporation to change approval required	Issuer	Yes	For	For
				5. Approve amendment to Article IX of Articles to decrease the shareholder approval required to amend Article IX	Issuer	Yes	For	For
				6. Approve amendment to Article IX of Articles to decrease shareholder approval required to remove directors without cause	Issuer	Yes	For	For
				7. Approve amendment to Article IX to decrease shareholder approval required to amend classified board provisions	Issuer	Yes	For	For
				8. Approve amendment to Article X to decrease shareholder approval required for certain repurchases of stock	Issuer	Yes	For	For
				9. Approve amendment to Article X of Articles to decrease the shareholder approval required to amend Article X	Issuer	Yes	For	For

Cephalon, Inc.	CEPH	156708109	5/12/09

1. Elect eight directors;  1. F. Baldino, Jr., PH.D., William P. Egan, 3. Martyn D. Greenacre, 4. Vaughn M. Kailian, 5. Kevin E. Moley, 6. C. A. Sanders, M.D., 7. Gail R. Wilensky, PH.D. and 8. Dennis L. Winger

					Issuer	Yes	For	For
				2. Approve Amendment to the 2004 Equity Compensation Plan increasing the number of shares authorized for issuance	Issuer	Yes	Against	Against
				3. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accountants for the year ending December 31, 2009	Issuer	Yes	For	For

Colgate-Palmolive Company	CL	194162103	5/8/09

1. Elect nine directors:  1A. John T. Cahill, 1B. Jill K Conway, 1C. Ian Cook, 1D. Ellen M. Hancock, 1E. David W. Johnson, 1F. Richard J. Kogan, 1G. Delano E. Lewis, 1H. J. Pedro Reinhard and 1I. Stephen I. Sadove

					Issuer	Yes	For	For
				2. Ratify the selection of PricewaterhouseCoopers LLP as Colgates' independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve the Colgate-Palmolive Company 2009 Executive Incentive Compensation Plan	Issuer	Yes	For	For
				4. Approve stockholder proposal on Executive compensation advisory vote	Security Holder	Yes	Against	For

CVS Caremark Corporation	CVS	126650100	5/6/09

1. Elect 12 directors:  a. Edwin M. Banks, b. C. David Brown II, c. David W. Dorman, d. Kristen Gibney Williams, e. Marian L. Heard, f. William H. Joyce, g. Jean-Pierre Millon, h. Terrency Murray, i. C.A. Lance Piccolo, j. Sheli Z. Rosenberg, k. Thomas M. Ryan and l. Richard J. Swift

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2009 fiscal year	Issuer	Yes	For	For
				3. Approve stockholder proposal regarding special stockholder meetings	Security Holder	Yes	Against	For
				4. Approve stockholder proposal regarding independent chairman of the board	Security Holder	Yes	Against	For
				5. Approve stockholder proposal regarding political contributions and expenditures	Security Holder	Yes	Against	For
				6. Approve stockholder proposal regarding advisory stockholder vote on executive compensation	Security Holder	Yes	Against	For

7.  Other matters. In their discretion, Mr. Ryan and Ms. Rosenbergy, as proxies, are authorized to vote in accordance with their judgment upon such other business as may properly come before the Meeting

					Issuer	Yes	For	For

Hess Corporation	HES	42809H107	5/6/09	1. Elect five directors: 1. J.P. Hess, 2. S.W. Bodman, 3. R. Lavizzo-Mourey, 4. C.G. Matthews and 5. E.H. Von Metzsch	Issuer	Yes	For	For
				2. Ratify the selection of Ernst & Young LLP as independent auditors for fiscal year ending December 31, 2009	Issuer	Yes	For	For

Hewlett-Packard Company	HPQ	428236103	3/18/09	1. Elect ten directors: 1A. L.T. Babbio, Jr., 1B. S.M. Baldauf, 1C. R.L. Gupta, 1D. J.H. Hammergren, 1E. M.V. Hurd, 1F. J.Z.Hyatt, 1G. J.R. Joyce, 1H. R.L. Ryan, 1I. L.S. Salhany and 1J. G.K. Thompson	Issuer	Yes	For	For
				2. Ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2009	Issuer	Yes	For	For

Humana Inc.	HUM	444859102	4/23/09

1. Elect 10 directors:  1A. David A. Jones, Jr., 1B. Frank A. D'Amelio, 1C. W. Roy Dunbar, 1D. Kurt J. Hilzinger, 1E. Michael B. McCallister, 1F. William J. McDonald, 1G. William E. Mitchell, 1H. James J. O'Brien, 1I. Marissa T. Peterson and 1J. W. Ann Reynolds, PH.D.

					Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as Humana's independent registered public accounting firm	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	2/9/09

1. Approve the conversion terms of Morgan Stanley's Series B non-cumulative non-voting perpetual convertible preferred stock, the issuance of Morgan Stanley's Common Stock pursuant to such terms and potential equity issuance contemplated by investor agreement, dated as of October 13, 2008, as amended, by and between Morgan Stanley and Mitsubishi UFJ Financial Group, Inc.

					Issuer	Yes	For	For

2. Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies if (A) there are insufficient votes at the time of the special meeting to approve proposal 1 or (B) a quorum is not present at the time of the special meeting

					Issuer	Yes	For	For

Philip Morris International Inc.	PM	718172109	5/5/09

1. Elect nine directors:  1A. Harold Brown, 1B. Mathis Cabiallevetta, 1C. Louis C. Camilleri, 1D. J. Dudley Fishburn, 1E. Graham Mackay, 1F. Sergio Marchionne, 1G. Lucio A. Noto, 1H. Carlos Slim Helu and 1I. Stephen M. Wolf

					Issuer	Yes	For	For
				2. Ratify the selection of PricewaterhouseCoopers SA as independent auditors for the Company for the fiscal year ending December 31, 2009	Issuer	Yes	For	For
				3. Approve eligibility, business criteria for awards and award limits under the Philip Morris International Inc. 2008 Performance Incentive Plan	Issuer	Yes	For	For

Research in Motion Limited	RIMM	760975102	7/15/08

1. Elect directors referred to in the management information circular of the company dated May 28, 2008, namely, James Balsillie, Mike Lazaridis, James Estill, David Kerr, Roger Martin, John Richardson, Barbara Stymiest and John Wetmore

					Issuer	Yes	For	For
				2. Reappoint Ernst & Young LLP as independent auditors of the company and authorizing the directors to fix their remuneration	Issuer	Yes	For	For

Wal-Mart Stores, Inc.	WMT	931142103	6/5/09

1. Elect 15 directors: a. Aida M. Alvarez, b. James W. Breyer, c. M. Michele Burns, d. James I. Cash, Jr., e. Roger C. Corbett, f. Douglas N. Daft, g. Michael T. Duke, h. Gregory B. Penner, i. Allen I. Questrom, j. H. Lee Scott, Jr., k. Arne M. Sorenson, l. Jim C. Walton, m. S. Robson Walton, n. Christopher J. Williams and o. Linda S. Wolf

					Issuer	Yes	For	For
				2. Ratify Ernst & Young LLP as independent accountants	Issuer	Yes	For	For
				3. Shareholder proposal on Gender Identity Non-Discrimination Policy	Security Holder	Yes	Against	Against
				4. Shareholder proposal on Pay for Superior Performance	Security Holder	Yes	Against	Against
				5. Shareholder proposal on Advisory Vote on Executive Compensation	Security Holder	Yes	Against	Against
				6. Shareholder proposal on Political Contributions Report	Security Holder	Yes	Against	Against
				7. Shareholder proposal on Special Shareowner Meetings	Security Holder	Yes	Against	Against
				8. Shareholder proposal on Incentive Compensation to be Stock Options	Security Holder	Yes	Against	Against

CGM Trust - File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Agnico-Eagle Mines Limited	AEM	008474108	4/30/09

1. Elect 11 directors:  1. Leanne M. Baker, 2. Douglas R. Beaumont, 3. Sean Boyd, 4. Clifford Davis, 5. David Garofalo, 6. Bernard Kraft, 7. Mel Leiderman, 8. James D. Nasso, 9. Merfyn Roberts, 10. Eberhard Scherkus and 11. Howard R. Stockford

					Issuer	Yes	For	For
				2. Appoint Ernst & Young LLP as auditors of the corporation and authorizing the directors to fix their remuneration	Issuer	Yes	For	For
				3. Approve an amendment to Agnico-Eagle's Employee Share Purchase Plan	Issuer	Yes	For	For
				4. Approve an amendment of Agnico-Eagle's Stock Option Plan	Issuer	Yes	For	For
				5. Confirm the amendments to the Amended and Restated By-laws of the Company	Issuer	Yes	For	For

Alexandria Real Estate Equities, Inc.	ARE	015271109	5/20/09	1. Elect seven directors: 1. Joel S. Marcus, 2. Richard B. Jennings, 3. John L. Atkins, III, 4. Richard H. Klein, 5. James H. Richardson, 6. Martin A. Simonetti and 7. Alan G. Walton	Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accountants for the fiscal year ending December 31, 2009	Issuer	Yes	For	For

American Capital Agency Corp.	AGNC	02503X105	5/1/09	1. Elect five directors: 1. Malon Wilkus, 2. Alvin N. Puryear, 3. Morris A. Davis, 4. Randy E. Dobbs and 5. Larry K. Harvey	Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent auditors for the year ending December 31, 2009	Issuer	Yes	For	For

Annaly Capital Management, Inc.	NLY	035710409	5/29/09	Elect three directors: 1. W. Denahan-Norris, 2. Michael Haylon and 3. Donnell A. Segalas	Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte and Touche LLP as independent registered public accounting firm for the company for the 2009 fiscal year	Issuer	Yes	For	For

Barrick Gold Corporation	ABX	067901108	4/29/09

1. Elect 15 directors:  1. H.L. Beck, 2. C.W.D. Birchall, 3. D.J. Carty, 4. G. Cisneros, 5. M.A. Cohen, 6. P.A. Crossgrove, 7. R.M. Franklin, 8. P.C. Godsoe, 9. J.B. Harvey, 10. B. Mulroney, 11. A. Munk, 12. P. Munk, 13. A.W. Regent, 14. S.J. Shapiro and 15. G.C. Wilkins

					Issuer	Yes	For	For
				2. Resolution approving the appointment of PricewaterhouseCoopers LLP as the auditors of Barrick and authorize the Directors to fix their remuneration	Issuer	Yes	For	For
				3. Approve shareholder resolution regarding a mandate for a third party to review the company's community engagement practices	Security Holder	Yes	Against	For

Chimera Investment Corporation	CIM	16934Q109	5/29/09	1. Elect two directors: Paul A. Keenan and Matthew Lambiase	Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the company for the 2009 fiscal year	Issuer	Yes	For	For

Developers Diversified Realty Corp.	DDR	251591103	4/9/09

1. Approve, for purposes of Section 312.02 of the New York Stock Exchange Listed Company Manual, the issuance of common shares and warrants (and the common shares issuable upon exercise of the warrants) pursuant to the terms and conditions of the stock purchase agreement, dated as of February 23, 2009, between Mr. Alexander Otto and the company

					Issuer	Yes	For	For

2. Approve amendments to the company's Second Amended and Restated Articles of Incorporation required as conditions precedent to the completion of the transactions contemplated by the stock purchase agreement, dated as of February 23, 2009, between Mr. Alexander Otto and the company

					Issuer	Yes	For	For
				3. Approve amendments to the company's Second Amended and Restated Articles of Incorporation to update the transfer restriction and excess share provisions	Issuer	Yes	For	For
				4. Approve an amendment to the company's Amended and Restated Code of Regulations to grant the board of directors the authority to fix the number of members on the board of directors	Issuer	Yes	For	For

5. Approve adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes at the time of the special meeting or any adjournment thereof to approve the proposals

					Issuer	Yes	For	For

Developers Diversified Realty Corp.	DDR	251591103	6/25/09

1. Elect 11 directors:  1. Dean S. Adler, 2. Terrance R. Ahern, 3. Robert H. Gidel, 4. Daniel B. Hurwitz, 5. Volker Kraft, 6. Victor B. MacFarlane, 7. Craig MacNab, 8. Scott D. Routston, 9. Barry A. Sholem, 10. William B. Summers, Jr., and 11. Scott A. Wolstein

					Issuer	Yes	For	For

2. Approve proposal to amend the Company's Second Amended and Restated Articles of Incorporation to increase the number of authorized common shares from 300,000,000 to 500,000,000, which results in an increase in the total number of authorized shares of the company from 311,000,000 to 511,000,000

					Issuer	Yes	For	For
				3. Approve the Amended and Restated 2008 Developers Diversified Realty Corporation Equity-Based Award Plan	Issuer	Yes	For	For
				4. Ratify the selection of PricewaterhouseCoopers LLP as the company's independent accountants for the company's fiscal year ending December 31, 2009	Issuer	Yes	For	For

Digital Realty Trust, Inc.	DLR	253868103	4/28/09	1. Elect six directors: 1. Richard A. Magnuson, 2. Michael F. Foust, 3. Laurence A. Chapman, 4. Kathleen Earley, 5. Ruann F. Ernst, PH.D. and 6. Dennis E. Singleton	Issuer	Yes	For	For
				2. Ratify the selection of KPMG LLP as the company's independent registered public accounting firm for the year ended December 31, 2009	Issuer	Yes	For	For

Douglas Emmett, Inc.	DEI	25960P109	6/11/09

1. Elect nine directors:  1. Dan A. Emmett, 2. Jordan L. Kaplan, 3. Kenneth M. Panzer, 4. Leslie E. Bider, 5. Victor J. Coleman, 6. Ghebre S. Mehreteab, 7. Thomas E. O'Hern, 8. Dr. Andrea Rich and 9. William Wilson III

					Issuer	Yes	For	For
				2. Ratify the selection of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2009	Issuer	Yes	For	For
				3. Approve Amendments to the 2006 Omnibus Stock Incentive Plan	Issuer	Yes	Against	Against

Entertainment Properties Trust	EPR	29380T105	5/13/09	1. Elect two directors: Jack A. Newman and James A. Olson	Issuer	Yes	For	For

2. Approve an amendment to the Company's 2007 Equity Incentive Plan to increase the number of authorized shares of common shares of beneficial interest, $0.01 par value per share, issuable under the plan, from 950,000 shares to 1,950,000 shares

					Issuer	Yes	For	For
				3. Ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for 2009	Issuer	Yes	For	For

Federal Realty Investment Trust	FRT	313747206	5/6/09	1A. Elect trustee: Gail P Steinel	Issuer	Yes	For	For
				1B. Elect trustee: Joseph S. Vassalluzzo	Issuer	Yes	For	For
				2. Ratify the appointment of Grant Thornton LLP as independent registered public accounting firm for the fiscal year ending December 31, 2009	Issuer	Yes	For	For
				3. Approve a proposal to amend the Declaration of Trust to eliminate the classified board	Issuer	Yes	For	For
				4. Approve a proposal to ratify an amendment to the shareholder rights plan to extend the term for three years and to add a qualified offer provision	Issuer	Yes	For	For

Hatteras Financial Corp.	HTS	41902R103	5/6/09	1. Elect six directors: 1. Michael R. Hough, 2. Benjamin M. Hough, 3. David W. Berson, 4. Ira G. Kawaller, 5. Jeffrey D. Miller and 6. Thomas D. Wren	Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2009	Issuer	Yes	For	For

The Macerich Company	MAC	554382101	6/8/09	1A - Election of Director: Arthur M. Coppola	Issuer	Yes	For	For
				1B - Election of Director: James S. Cownie	Issuer	Yes	For	For
				1C - Election of Director: Mason G. Ross	Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent accountants for the year ending December 31, 2009	Issuer	Yes	For	For
				3. Approve of Amended and Restated 2003 Equity Incentive Plan	Issuer	Yes	Against	Against
				4. Approval of an amendment to charter to increase authorized shares of common stock to 250,000,000 and total number of authorized shares of stock to 325,000,000	Issuer	Yes	For	For

The Mosaic Company	MOS	61945A107	10/9/08	1. Elect four directors: 1. David B. Mathis, 2. James L. Popowich, 3. James T. Prokopanko and 4. Steven M. Seibert	Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as independent registered public accounting firm	Issuer	Yes	For	For

Newmont Mining Corporation	NEM	651639106	4/29/09

1. Elect 12 directors:  1. G.A. Barton, 2. V.A. Calarco, 3. J.A. Carrabba, 4. N. Doyle, 5. V.M. Hagen, 6. M.S. Hamson, 7. R.J. Miller, 8. R.T. O'Brien, 9. J.B. Prescott, 10. D.C. Roth, 11. J.V. Taranik and 12. S.Thompson

					Issuer	Yes	For	For
				2. Ratify the audit committee's appointment of PricewaterhouseCoopers LLP as Newmont's independent auditors for 2009	Issuer	Yes	For	For
				3. Consider and act upon a stockholder proposal regarding special meetings	Security Holder	Yes	Against	For
				4. Consider and act upon a stockholder proposal to approve majority voting for the election of directors in a non-contested election.	Security Holder	Yes	Against	For

Simon Property Group, Inc.	SPG	828806109	5/8/09

1A. Approve proposal to amend the charter to:  provide for the election of up to fifteen directors.  (If this proposal is not approved by 80% of the votes entitled to be cast, the board will have only 9 directors, 5 of whom are elected by holders of common stock)

					Issuer	Yes	For	For
				1B. Approve proposal to amend the charter to: delete supermajority voting requirements	Issuer	Yes	For	For
				1C. Approve proposal to amend the charter to: increase the number of authorized shares	Issuer	Yes	For	For
				1D. Approve proposal to amend the charter to: delete or change obsolete or unnecessary provisions	Issuer	Yes	For	For

2. Elect eight directors:  1. Melvyn E. Bergstein, 2. Linda Walker Bynoe, 3. Karen N. Horn, PH.D., 4. Reuben S. Leibowitz, 5. J. Albert Smith, Jr., 6. Pieter S. Van Den Berg*, 7. Allan Hubbard* and 8. Daniel C. Smith*

					Issuer	Yes	For	For

3. Authorize management to adjourn, postpone or continue the meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the meeting to adopt proposal 1(A) or proposal 1(B) listed above

					Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2009	Issuer	Yes	For	For
*Additional nominees - the additional nominees will not be elected to the board unless proposal 1(A) is approve by 80% of the votes entitled to be cast

Tanger Factory Outlet Centers, Inc.	SKT	875465106	5/8/09	1. Elect seven directors: 1. Stanley K. Tanger, 2. Steven B. Tanger, 3. Jack Africk, 4. William G. Benton, 5. Bridget Ryan Berman, 6. Thomas E. Robinson and 7. Allan L. Schuman	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers, LLC as the company's independent registered public accounting firm for the fiscal year ending December 31, 2009	Issuer	Yes	For	For
				3. Reapprove the performance criteria under the amended and restated incentive award plan	Issuer	Yes	For	For

Taubman Centers, Inc.	TCO	876664103	5/29/09	1. Elect three directors: 1. Graham T. Allison, 2. Peter Karmanos, Jr., and 3. William S. Taubman	Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for 2009	Issuer	Yes	For	For

Ventas, Inc.	VTR	92276F100	5/7/09	1. Elect eight directors: 1. Debra A. Cafaro, 2. Douglas Crocker II, 3. Ronald G. Geary, 4. Jay M. Gellert, 5. Robert D. Reed, 6. Sheli Z. Rosenberg, 7. James D. Shelton and 8. Thomas C. Theobald	Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2009	Issuer	Yes	For	For

Vornado Realty Trust	VNO	929042109	5/14/09	1. Elect three directors: 1. Steven Roth, 2. Michael D. Fascitelli and 3. Russell B. Wight, Jr.	Issuer	Yes	For	For
				2. Ratify the selection of independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve shareholder proposal regarding majority voting for trustees	Security Holder	Yes	Against	For
				4. Approve shareholder proposal regarding the appointment of an independent chairman	Security Holder	Yes	Against	For

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Abbott Laboratories	ABT	002824100	4/24/09

1. Elect 13 directors:  1. R.J. Alpern, 2. R.S. Austin, 3. W.M. Daley, 4. W.J. Farrell, 5. H.L. Fuller, 6. W.A. Osborn, 7. D.A.L. Owen, 8. W.A. Reynolds, 9. R.S. Roberts. 10. S.C. Scott III, 11. W.D. Smithburg, 12. G.F. Tilton and 13. M.D. White

					Issuer	Yes	For	For
				2. Approve the Abbott Laboratories 2009 Incentive Stock Program	Issuer	Yes	Against	Against
				3. Approve the Abbott Laboratories 2009 Employee Stock Purchase Plan for non-U.S. Employees	Issuer	Yes	Against	Against
				4. Ratify Deloitte & Touche LLP as auditors	Issuer	Yes	For	For
				5. Approve shareholder proposal regarding animal testing	Security Holder	Yes	Against	For
				6. Approve shareholder proposal regarding health care principles	Security Holder	Yes	Against	For
				7. Approve shareholder proposal regarding advisory vote	Security Holder	Yes	Against	For

Amazon.com, Inc.	AMZN	023135106	5/28/09	1A - Election of Director: Jeffrey P. Bezos	Issuer	Yes	For	For
				1B - Election of Director: Tom A. Alberg	Issuer	Yes	For	For
				1C - Election of Director: John Seely Brown	Issuer	Yes	For	For
				1D - Election of Director: L. John Doerr	Issuer	Yes	For	For
				1E - Election of Director: William B. Gordon	Issuer	Yes	For	For
				1F - Election of Director: Alain Monie	Issuer	Yes	For	For
				1G - Election of Director: Thomas O. Ryder	Issuer	Yes	For	For
				1H - Election of Director: Patricia Q. Stonesifer	Issuer	Yes	For	For
				2 - Ratify the appointment of Ernst & Young LLP as the company's independent auditors for 2009	Issuer	Yes	For	For

Bank of America Corporation	BAC	060505104	12/5/08

1. Approve the issuance of shares of Bank of America common stock as contemplated by the agreement and plan of merger, dated as of September 15, 2008, by and between Merrill Lynch & Co., Inc. and Bank of America Corporation, as such agreement may be amended from time to time

					Issuer	Yes	For	For
				2. Approve an amendment to the 2003 Key Associate Stock Plan, as amended and restated	Issuer	Yes	For	For

3. Adopt an amendment to the Bank of America amended and restated Certificate of Incorporation to increase the number of authorized shares of Bank of America common stock from 7.5 billion to 10 billion

					Issuer	Yes	For	For

4.  Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the foregoing proposals

					Issuer	Yes	For	For

Barrick Gold Corporation	ABX	067901108	4/29/09

1. Elect 15 directors:  1. H.L. Beck, 2. C.W.D. Birchall, 3. D.J. Carty, 4. G. Cisneros, 5. M.A. Cohen, 6. P.A. Crossgrove, 7. R.M. Franklin, 8. P.C. Godsoe, 9. J.B. Harvey, 10. B. Mulroney, 11. A. Munk, 12. P. Munk, 13. A.W. Regent, 14. S.J. Shapiro and 15. G.C. Wilkins

					Issuer	Yes	For	For
				2. Resolution approving the appointment of PricewaterhouseCoopers LLP as the auditors of Barrick and authorize the Directors to fix their remuneration	Issuer	Yes	For	For
				3. Approve shareholder resolution regarding a mandate for a third party to review the company's community engagement practices	Security Holder	Yes	Against	For

Baxter International, Inc.	BAX	071813109	5/5/09	1. Elect four directors: A. Walter E. Boomer, B. James R. Gavin III, M.D., PH.D., C. Peter S. Hellman and D. K.J. Storm	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Baxter in 2009	Issuer	Yes	For	For
				3. Shareholder proposal relating to animal testing	Security Holder	Yes	Against	For

Best Buy Co., Inc.	BBY	086516101	6/24/09	1. Elect eight directors: 1. Ronald James, 2. Elliot S. Kaplan, 3. Sanjay Khosla, 4. George L. Mikan III, 5. Matthew H. Paull, 6. Richard M. Schulze, 7. Hatim A. Tyabji and 8. Gerard R. Vittecoq	Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year that began on March 1, 2009	Issuer	Yes	For	For
				3. Approve an amendments to the 2004 Omnibus Stock and Incentive Plan	Issuer	Yes	Against	Against
				4. Approve amendment to Article IX of Amended and Restated Articles of Incorporation to change approval required	Issuer	Yes	For	For
				5. Approve amendment to Article IX of Articles to decrease the shareholder approval required to amend Article IX	Issuer	Yes	For	For
				6. Approve amendment to Article IX of Articles to decrease shareholder approval required to remove directors without cause	Issuer	Yes	For	For
				7. Approve amendment to Article IX to decrease shareholder approval required to amend classified board provisions	Issuer	Yes	For	For
				8. Approve amendment to Article X to decrease shareholder approval required for certain repurchases of stock	Issuer	Yes	For	For
				9. Approve amendment to Article X of Articles to decrease the shareholder approval required to amend Article X	Issuer	Yes	For	For

CNOOC Limited	CEO	126132109	5/27/09	A1 - Receive and consider audited statement of accounts together with the report of the directors and independent auditors' report	Issuer	Yes	For	For
				A2 - To declare a final dividend for the year ended 31 December 2008	Issuer	Yes	For	For
				A3A - To re-elect Mr. Wu Guangqi as executive directors	Issuer	Yes	For	For
				A3B - To re-elect Mr. Cao Xinghe as non-executive director	Issuer	Yes	For	For
				A3C - To re-elect Mr. Wu Zhenfang as non-executive director	Issuer	Yes	For	For
				A3D - To re-elect Dr. Edgar W.K. Cheng as independent non-executive director	Issuer	Yes	For	For
				A3E - Authorize board of directors to fix remuneration of directors	Issuer	Yes	For	For
				A4 - To re-appoint the company's independent auditors and to authorize the board of directors to fix their remuneration	Issuer	Yes	For	For
				B1 - Grant general mandate to directors to repurchase shares in the capital of company not exceeding 10% of share capital	Issuer	Yes	For	For
				B2 - Grant general mandate to directors to allot, issue and deal with additional shares in capital of company not exceeding 20%	Issuer	Yes	For	For
				B3 - Extend general mandate granted to directors to allot, issue and deal with shares in capital of company	Issuer	Yes	For	For
				C1 - To approve resolution C.1 in relation to the proposed amendment to Article 85 of the Articles of Association of the company	Issuer	Yes	For	For

CVS Caremark Corporation	CVS	126650100	5/6/09

1. Elect 12 directors:  a. Edwin M. Banks, b. C. David Brown II, c. David W. Dorman, d. Kristen Gibney Williams, e. Marian L. Heard, f. William H. Joyce, g. Jean-Pierre Millon, h. Terrency Murray, i. C.A. Lance Piccolo, j. Sheli Z. Rosenberg, k. Thomas M. Ryan and l. Richard J. Swift

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2009 fiscal year	Issuer	Yes	For	For
				3. Approve stockholder proposal regarding special stockholder meetings	Security Holder	Yes	Against	For
				4. Approve stockholder proposal regarding independent chairman of the board	Security Holder	Yes	Against	For
				5. Approve stockholder proposal regarding political contributions and expenditures	Security Holder	Yes	Against	For
				6. Approve stockholder proposal regarding advisory stockholder vote on executive compensation	Security Holder	Yes	Against	For

7.  Other matters. In their discretion, Mr. Ryan and Ms. Rosenbergy, as proxies, are authorized to vote in accordance with their judgment upon such other business as may properly come before the Meeting

					Issuer	Yes	For	For

Express Scripts, Inc.	ESRX	302182100	5/27/09

1. Elect 12 directors:  1. Gary G. Benanav, 2. Frank J. Borelli,  3. Maura C. Breen, 4. Nicholas J.Lahowchic, 5. Thomas P. Mac Mahon, 6. Frank Mergenthaler, 7. Woodrow A. Myers, Jr., 8. John O. Parker, Jr., 9. George Paz, 10. Samuel K. Skinner, 11. Seymour Sternberg and 12. Barrett A. Toan

					Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accountants for 2009	Issuer	Yes	For	For

Gilead Sciences, Inc.	GILD	375558103	5/6/09

1. Elect 11 directors:  1. Paul Berg, 2. John F. Cogan, 3. Etienne F. Davignon, 4. James M. Denny, 5. Carla A. Hills, 6. John W. Madigan, 7. John C. Martin, 8. Gordon E. Moore, 9. Nicholas G. Moore, 10. Richard J. Whitley and 11. Gayle E. Wilson

					Issuer	Yes	For	For

2. Ratify the selection of Ernst & Young LLP by the audit committee of the Board of Directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2009

					Issuer	Yes	For	For
				3. Approve an amendment to Gilead's 2004 Equity Incentive Plan	Issuer	Yes	Against	Against

The Goldman Sachs Group, Inc.	GS	38141G104	5/8/09

1. Elect 12 directors:  1a. Lloyd C. Blankfein, 1b. John H. Bryan, 1c. Gary D. Cohn, 1d. Claes Dahlback, 1e. Stephen Friedman, 1f. William W. George ,1g. Rajat K. Gupta, 1h. James A. Johnson, 1i. Lois D. Juliber, 1j. Lakshmi N. Mittal, 1k. James J. Schiro and 1l. Ruth J. Simmons

					Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the 2009 fiscal year	Issuer	Yes	For	For
				3. Approve advisory vote to approve executive compensation	Issuer	Yes	For	For
				4. Approve shareholder proposal regarding cumulative voting	Security Holder	Yes	Against	For
				5. Approve shareholder proposal regarding simple majority vote	Security Holder	Yes	Against	For
				6. Approve shareholder proposal to amend by-laws to provide for a board committee on U.S. economic security	Security Holder	Yes	Against	For
				7. Approve shareholder proposal regarding political contributions	Security Holder	Yes	Against	For

The Hartford Financial Services Group, Inc.	HIG	416515104	3/26/09

1. Approve the conversion of any issued and outstanding Series C non-voting contingent convertible preferred stock of the company into common stock of the company and the exercise of the Series C warrant to purchase common stock of the company, as well as other potential issuance of common stock for anti-dilution

					Issuer	Yes	For	For

International Business Machines Corporation	IBM	459200101	4/28/09

1. Elect 12 directors: 1A.  A.J.P. Belda, 1B. C.Black, 1C. W.R. Brody, 1D. K.I. Chenault, 1E. M.L. Eskew, 1F. S.A. Jackson, 1G. T. Nishimuro, 1H. J.W.Owens, 1I. S. J. Palmisano, 1J. J.E. Spero, 1K. S. Taurel and 1L. L.H. Zambrano

					Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers as IBM's independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve the Long-Term Incentive Performance Terms for certain executive pursuant to Section 162(m) of the Internal Revenue Code	Issuer	Yes	For	For
				4. Approve stockholder proposal on Cumulative Voting	Security Holder	Yes	Against	For
				5. Approve stockholder proposal on Executive Compensation and Pension Income	Security Holder	Yes	Against	For
				6. Approve stockholder proposal on Advisory Vote on Executive Compensation	Security Holder	Yes	Against	For

JPMorgan Chase & Co.	JPM	46625H100	5/19/09

1. Elect 11 directors:  1a. Crandall C. Bowles, 1b. Stephen B. Burke, 1c. David M. Cote, 1d. James S. Crown, 1e. James Dimon, 1f. Ellen V. Futter, 1g. William H. Gray, III, 1h. Laban P. Jackson, Jr., 1i. David C. Novak, 1j. Lee R. Raymond and 1k. William C. Weldon

					Issuer	Yes	For	For
				2. Appoint independent registered pubic accounting firm	Issuer	Yes	For	For
				3. Approve advisory vote on executive compensation	Issuer	Yes	For	For
				4. Approve shareholder proposal regarding governmental service report	Security Holder	Yes	Against	For
				5. Approve shareholder proposal regarding cumulative voting	Security Holder	Yes	Against	For
				6. Approve shareholder proposal regarding special shareowner meetings	Security Holder	Yes	Against	For
				7. Approve shareholder proposal regarding credit card lending practices	Security Holder	Yes	Against	For
				8. Approve shareholder proposal regarding changes to KEPP	Security Holder	Yes	Against	For
				9. Approve shareholder proposal regarding share retention	Security Holder	Yes	Against	For
				10. Approve shareholder proposal regarding carbon principles report	Security Holder	Yes	Against	For

Medco Health Solutions, Inc.	MHS	58405U102	5/21/09	1. Elect three directors: A. Charles M. Lillis, B. William L. Roper and C. David D. Stevens	Issuer	Yes	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the 2009 fiscal year	Issuer	Yes	For	For
				3. Approve the executive annual incentive plan	Issuer	Yes	For	For

MetLife, Inc.	MET	59156R108	4/28/09	1. Elect five directors: 1. C. Robert Henrikson, 2. John M. Keane, 3. Catherine R. Kinney, 4. Hugh B. Price and 5. Kenton J. Sicchitano	Issuer	Yes	For	For
				2. Reapprove the MetLife, Inc. 2005 Stock and Incentive Compensation Plan	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as independent auditor for 2009	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	4/29/09

1. Elect 12 directors:  a. Roy J. Bostock, b. Erskine B.  Bowles, c. Howard J. Davies, d. Nobuyuki Hirano, e. C. Robert Kidder, f. John J. Mack, g. Donald T. Nicolaisen, h. Charles H. Noski, i. Hutham S. Olayan, j. Charles E. Phillips, Jr., k. O. Griffith Sexton and 12. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Approve the compensation of executives as disclosed in the proxy statement	Issuer	Yes	Against	Against
				4. Amend the 2007 Equity Incentive Compensation Plan	Issuer	Yes	Against	Against
				5. Approve shareholder proposal regarding special shareowner meetings	Security Holder	Yes	Against	For
				6. Approve shareholder proposal regarding independent chair	Security Holder	Yes	Against	For

Petroleo Brasileiro S.A. - Petrobras	PBR	71654V408	4/8/09	I. Approve management report, financial statements and audit committee's opinion for the fiscal year 2008	Issuer	Yes	For	For
				II. Approve capital expenditure budget for the fiscal year 2009	Issuer	Yes	For	For
				III. Approve distribution of results for the fiscal year 2008	Issuer	Yes	For	For
				IV. Approve election of members of the Board of Directors	Issuer	Yes	For	For
				V. Approve election of Chairman of the Board of Directors	Issuer	Yes	For	For
				VI. Approve election of members of the audit board and their respective substitutes	Issuer	Yes	For	For

VII.  Approve establishment of the compensation of management and effective members of the audit committee, as well as their participation in the profits pursuant to Articles 41 and 56 of the company's bylaws

					Issuer	Yes	For	For

The PNC Financial Services Group, Inc.	PNC	693475105	12/23/08

1. Approve the issuance of shares of PNC common stock as contemplated by the agreement and plan of merger, dated as of October 24, 2008, by and between The PNC Financial Services Group, Inc. and National City Corporation, as such agreement may be amended from time to time

					Issuer	Yes	For	For

2. Approve the adjournment of the special meeting of shareholders, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting of shareholders to approve the foregoing proposal

					Issuer	Yes	For	For

Research in Motion Limited	RIMM	760975102	7/15/08

1. Elect directors referred to in the management information circular of the company dated May 28, 2008, namely, James Balsillie, Mike Lazaridis, James Estill, David Kerr, Roger Martin, John Richardson, Barbara Stymiest and John Wetmore

					Issuer	Yes	For	For
				2. Reappoint Ernst & Young LLP as independent auditors of the company and authorizing the directors to fix their remuneration	Issuer	Yes	For	For

Syngenta AG	SYT	87160A100	4/21/09	1. Approve the annual report, including the annual financial statement, the compensation report and the group consolidated financial statements for the year 2008	Issuer	Yes	For	For
				2. Discharge of the members of the Board of Directors and the Executive Committee	Issuer	Yes	For	For
				3. Reduction of share capital by cancellation of repurchased shares	Issuer	Yes	For	For
				4. Appropriation of balance sheet profit 2008 and dividend decision	Issuer	Yes	For	For
				5A. Re-election of Peggy Bruzelius	Issuer	Yes	For	For
				5B. Re-election of Pierre Landolt	Issuer	Yes	For	For
				5C. Re-election of Jurg Witmer	Issuer	Yes	For	For
				5D. Re-election of Stefan Borgas	Issuer	Yes	For	For
				5E. Election of David Lawrence	Issuer	Yes	For	For
				6. Election of the auditors	Issuer	Yes	For	For

Wal-Mart Stores, Inc.	WMT	931142103	6/5/09

1. Elect 15 directors: a. Aida M. Alvarez, b. James W. Breyer, c. M. Michele Burns, d. James I. Cash, Jr., e. Roger C. Corbett, f. Douglas N. Daft, g. Michael T. Duke, h. Gregory B. Penner, i. Allen I. Questrom, j. H. Lee Scott, Jr., k. Arne M. Sorenson, l. Jim C. Walton, m. S. Robson Walton, n. Christopher J. Williams and o. Linda S. Wolf

					Issuer	Yes	For	For
				2. Ratify Ernst & Young LLP as independent accountants	Issuer	Yes	For	For
				3. Shareholder proposal on Gender Identity Non-Discrimination Policy	Security Holder	Yes	Against	Against
				4. Shareholder proposal on Pay for Superior Performance	Security Holder	Yes	Against	Against
				5. Shareholder proposal on Advisory Vote on Executive Compensation	Security Holder	Yes	Against	Against
				6. Shareholder proposal on Political Contributions Report	Security Holder	Yes	Against	Against
				7. Shareholder proposal on Special Shareowner Meetings	Security Holder	Yes	Against	Against
				8. Shareholder proposal on Incentive Compensation to be Stock Options	Security Holder	Yes	Against	Against

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ Robert L. Kemp
Robert L. Kemp, President

Date	August 21, 2009

* Print the name and title of each signing officer under his or her signature.